LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Lease Obligations
SCHEDULE OF LEASE OBLIGATIONS

	December 31, 2024	December 31, 2023
Opening balance	$640,307	$939,005
Additions in the year	288,753	42,393
Interest expense	29,460	16,637
Foreign exchange	-	(31,643)
Lease payments	(323,781)	(326,041)
	634,739	640,307
Due within one year	(296,366)	(254,668)
Ending balance	$338,373	$385,639

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Future minimum lease payments are as follows:

	December 31, 2024	December 31, 2023
Year 1	$301,647	$254,668
Year 2	157,194	194,261
Year 3	175,898	191,378
Year 4 and thereafter	-	-
Total lease obligation	$634,739	$640,307
Less finance expenses	-	-
Lease Obligations	$634,739	$640,307